BUSINESS OVERVIEW (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY COMPANY

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

SKK Group Limited (“SKK Group”)	● British Virgin Islands company ● Incorporated on April 19, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by SKK Holdings

SKK Works Pte Ltd (“SKK Works”)	● Singaporean company ● Incorporated on October 16, 2013 ● Issued and outstanding 8,698,800 ordinary shares for S$8,698,800 ● Construction installation NEC	100% owned by SKK Group

SKK Works M&E Pte Ltd (“SKK M&E”)	● Singaporean company ● Incorporated on March 1, 2018 ● Issued and outstanding 100,000 ordinary shares for S$100,000 ● General contractors and civil engineering	100% owned by SKK Works